Investments in and advances to Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	Year Ended December 31,
	2018 $	2017 $
High-Q Joint Venture	25,766	24,546
Gemini Tankers L.L.C.	—	914
Total	25,766	25,460
A condensed summary of the Company’s financial information for equity-accounted for investments (11.3% to 50.0% owned) shown on a 100% basis are as follows:

	As at December 31,
	2018 $	2017 $
Cash, cash equivalents and restricted cash	1,697	2,231
Other current assets	2,488	4,774
Vessels and equipment	81,789	83,417

Current portion of long-term debt	5,378	5,616
Other current liabilities	452	572
Long-term debt	31,742	36,645
Other non-current liabilities	20,436	19,207

	Year Ended December 31,
	2018 $	2017 $	2016 $
Revenues	9,601	107,691	169,631
Income from operations	4,159	11,640	62,998
Realized and unrealized (loss) gain on derivative instruments	(104)	26	(244)
Net income (loss)	2,441	(8,967)	39,536